FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04892

                           TEMPLETON GROWTH FUND, INC.

               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091

               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/07
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Growth Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................  3

Notes to Statement of Investments ........................................  8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                          Quarterly Statement of Investments | 1

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                       This page intentionally left blank.

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                 INDUSTRY                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 95.9%
     AUSTRIA 0.1%
     Telekom Austria AG ......................    Diversified Telecommunication Services        1,301,090   $     38,076,400
                                                                                                            -----------------
     CANADA 0.4%
     BCE Inc. ................................    Diversified Telecommunication Services        4,000,000        157,247,862
                                                                                                            -----------------
     FINLAND 1.3%
     Stora Enso OYJ, R .......................          Paper & Forest Products                12,000,000        197,714,345
     UPM-Kymmene OYJ .........................          Paper & Forest Products                13,000,000        274,491,074
                                                                                                            -----------------
                                                                                                                 472,205,419
                                                                                                            -----------------
     FRANCE 7.4%
     Accor SA ................................       Hotels, Restaurants & Leisure              2,000,000        169,298,029
     France Telecom SA .......................   Diversified Telecommunication Services        14,000,000        531,598,738
     Peugeot SA ..............................                Automobiles                       4,500,000        349,643,596
     Sanofi-Aventis ..........................              Pharmaceuticals                     7,000,000        665,881,194
     Total SA, B .............................        Oil, Gas & Consumable Fuels               6,400,000        517,217,917
     Vivendi SA ..............................                   Media                         12,000,000        551,177,024
                                                                                                            -----------------
                                                                                                               2,784,816,498
                                                                                                            -----------------
     GERMANY 6.6%
     Bayerische Motoren Werke AG .............                Automobiles                      10,000,000        608,565,690
     Deutsche Post AG ........................          Air Freight & Logistics                15,000,000        507,894,087
   a Infineon Technologies AG ................   Semiconductors & Semiconductor Equipment      16,411,828        195,959,201
     Muenchener Rueckversicherungs-
      Gesellschaft AG ........................                 Insurance                          700,000        127,471,027
     Siemens AG ..............................          Industrial Conglomerates                7,000,000      1,063,709,614
                                                                                                            -----------------
                                                                                                               2,503,599,619
                                                                                                            -----------------
     HONG KONG 1.3%
     Cheung Kong (Holdings) Ltd. .............     Real Estate Management & Development        14,000,800        263,078,627
     Hong Kong Electric Holdings Ltd. ........             Electric Utilities                  20,000,000        104,418,857
     Swire Pacific Ltd., A ...................     Real Estate Management & Development         9,190,000        123,698,714
                                                                                                            -----------------
                                                                                                                 491,196,198
                                                                                                            -----------------
     ITALY 4.7%
     Eni SpA .................................        Oil, Gas & Consumable Fuels               9,000,000        320,934,630
     Intesa Sanpaolo SpA .....................              Commercial Banks                   90,000,000        717,724,143
     Mediaset SpA ............................                   Media                         20,000,000        195,343,880
     UniCredito Italiano SpA .................              Commercial Banks                   65,000,000        554,023,045
                                                                                                            -----------------
                                                                                                               1,788,025,698
                                                                                                            -----------------
     JAPAN 5.2%
     FUJIFILM Holdings Corp. .................      Electronic Equipment & Instruments          8,000,000        352,597,257
     Hitachi Ltd. ............................      Electronic Equipment & Instruments         24,000,000        167,951,428
     Konica Minolta Holdings Ltd. ............             Office Electronics                  20,000,000        377,782,775
     Mitsubishi UFJ Financial Group Inc. .....              Commercial Banks                   40,000,075        391,815,441
     Nomura Holdings Inc. ....................              Capital Markets                     7,000,067        125,173,224
     Shinsei Bank Ltd. .......................              Commercial Banks                   60,000,000        213,717,113
     Sumitomo Mitsui Financial Group Inc. ....              Commercial Banks                       40,000        342,163,256
                                                                                                            -----------------
                                                                                                               1,971,200,494
                                                                                                            -----------------


                                          Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------
                                                                 INDUSTRY                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     MEXICO 0.5%
     Telefonos de Mexico SAB de CV, L, ADR ...    Diversified Telecommunication Services        5,155,800   $    192,156,666
                                                                                                            -----------------
     NETHERLANDS 4.4%
     ING Groep NV ............................       Diversified Financial Services            16,000,000        621,120,375
     Koninklijke Philips Electronics NV ......             Household Durables                  12,000,000        503,240,953
     Reed Elsevier NV ........................                    Media                        30,000,000        552,230,564
                                                                                                            -----------------
                                                                                                               1,676,591,892
                                                                                                            -----------------
     RUSSIA 0.5%
     Gazprom, ADR ............................         Oil, Gas & Consumable Fuels              3,650,000        193,085,000
                                                                                                            -----------------
     SINGAPORE 0.6%
     Singapore Telecommunications Ltd. .......    Diversified Telecommunication Services       86,272,000        231,210,748
                                                                                                            -----------------
     SOUTH AFRICA 0.2%
     Sappi Ltd. ..............................           Paper & Forest Products                5,764,959         78,730,568
                                                                                                            -----------------
     SOUTH KOREA 4.7%
     Hyundai Motor Co. Ltd. ..................                 Automobiles                      3,000,000        225,696,141
     Kookmin Bank ............................              Commercial Banks                    4,700,000        338,793,899
     KT Corp., ADR ...........................    Diversified Telecommunication Services       13,140,600        344,546,532
     Samsung Electronics Co. Ltd. ............   Semiconductors & Semiconductor Equipment         940,000        576,561,906
     SK Telecom Co. Ltd. .....................      Wireless Telecommunication Services           300,000         80,605,765
     SK Telecom Co. Ltd., ADR ................      Wireless Telecommunication Services         7,000,000        221,690,000
                                                                                                            -----------------
                                                                                                               1,787,894,243
                                                                                                            -----------------
     SWEDEN 0.8%
     Svenska Cellulosa AB, B .................           Paper & Forest Products               17,578,647        313,722,585
                                                                                                            -----------------
     SWITZERLAND 3.5%
     Nestle SA ...............................                Food Products                     1,000,000        479,449,031
     Novartis AG .............................               Pharmaceuticals                    8,000,000        454,549,468
     UBS AG ..................................               Capital Markets                    7,423,920        374,948,765
                                                                                                            -----------------
                                                                                                               1,308,947,264
                                                                                                            -----------------
     UNITED KINGDOM 15.2%
     Aviva PLC ...............................                  Insurance                      40,000,000        560,972,325
     BP PLC ..................................         Oil, Gas & Consumable Fuels             55,508,778        673,458,360
     Compass Group PLC .......................         Hotels, Restaurants & Leisure           68,389,574        448,267,406
     GlaxoSmithKline PLC .....................               Pharmaceuticals                   22,000,000        582,687,383
     HSBC Holdings PLC .......................               Commercial Banks                  31,999,897        542,924,934
     Kingfisher PLC ..........................              Specialty Retail                   40,000,000        125,272,852
     Old Mutual PLC ..........................                  Insurance                      80,000,000        277,360,510
     Pearson PLC .............................                    Media                        22,000,000        337,940,586
     Rolls-Royce Group PLC ...................             Aerospace & Defense                 16,000,000        173,884,970
   a Rolls-Royce Group PLC, B ................             Aerospace & Defense                646,400,000          1,462,150
     Royal Bank of Scotland Group PLC ........              Commercial Banks                   49,560,000        467,779,358
     Royal Dutch Shell PLC, B ................         Oil, Gas & Consumable Fuels             16,000,000        642,568,299
   b Standard Life PLC, 144A .................                  Insurance                      27,035,210        145,933,879
     Vodafone Group PLC ......................      Wireless Telecommunication Services       203,121,749        761,030,163
                                                                                                            -----------------
                                                                                                               5,741,543,175
                                                                                                            -----------------


4 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------
                                                                 INDUSTRY                       SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     UNITED STATES 38.5%
     Accenture Ltd., A .......................                 IT Services                     13,000,000   $    449,280,000
     American International Group Inc. .......                  Insurance                      11,000,000        639,430,000
   a Amgen Inc. ..............................                Biotechnology                    11,000,000        607,750,000
   a Boston Scientific Corp. .................      Health Care Equipment & Supplies           33,000,000        416,790,000
     Bristol-Myers Squibb Co. ................               Pharmaceuticals                    2,500,000         74,075,000
   a Cadence Design Systems Inc. .............                  Software                       10,000,000        166,000,000
 a,c Chico's FAS Inc. ........................              Specialty Retail                   14,000,000        158,340,000
   a Comcast Corp., A ........................                    Media                        15,000,000        303,150,000
     Covidien Ltd. ...........................      Health Care Equipment & Supplies            6,500,000        260,715,000
   c Eastman Kodak Co. .......................        Leisure Equipment & Products             17,000,000        399,160,000
     El Paso Corp. ...........................         Oil, Gas & Consumable Fuels             28,000,000        450,240,000
     Electronic Data Systems Corp. ...........                 IT Services                     18,500,000        374,810,000
   a Expedia Inc. ............................          Internet & Catalog Retail               7,500,000        244,500,000
     General Electric Co. ....................          Industrial Conglomerates               22,000,000        842,380,000
     Harley-Davidson Inc. ....................                 Automobiles                      3,500,000        168,070,000
     International Paper Co. .................           Paper & Forest Products                5,000,000        168,750,000
 a,c The Interpublic Group of Cos. Inc. ......                    Media                        33,000,000        313,170,000
     Merck & Co. Inc. ........................               Pharmaceuticals                    7,000,000        415,520,000
     Microsoft Corp. .........................                  Software                       32,000,000      1,075,200,000
     News Corp., A                                                Media                        40,000,000        842,800,000
   a Oracle Corp. ............................                  Software                       40,000,000        807,200,000
     Pfizer Inc.                                             Pharmaceuticals                   34,000,000        807,840,000
     Pitney Bowes Inc. .......................       Commercial Services & Supplies             3,176,800        122,306,800
     Raytheon Co. ............................             Aerospace & Defense                  2,000,000        123,700,000
   c Seagate Technology                                  Computers & Peripherals               33,000,000        851,070,000
     Sprint Nextel Corp. .....................     Wireless Telecommunication Services         33,000,000        512,160,000
     The St. Joe Co. .........................     Real Estate Management & Development         1,415,700         40,276,665
 a,c Tenet Healthcare Corp. ..................      Health Care Providers & Services           35,000,000        192,850,000
     Time Warner Inc. ........................                    Media                        35,000,000        604,100,000
     Torchmark Corp. .........................                  Insurance                       2,817,000        173,752,560
     Tyco Electronics Ltd. ...................     Electronic Equipment & Instruments           9,000,000        336,510,000
     Tyco International Ltd. .................          Industrial Conglomerates                6,500,000        260,845,000
     United Parcel Service Inc., B ...........           Air Freight & Logistics                7,000,000        515,760,000
   a Viacom Inc., B ..........................                    Media                        15,000,000        630,300,000
     Willis Group Holdings Ltd. ..............                  Insurance                       6,475,588        258,634,985
                                                                                                            -----------------
                                                                                                              14,607,436,010
                                                                                                            -----------------
     TOTAL COMMON STOCKS
      (COST $29,650,639,623) .................                                                                36,337,686,339
                                                                                                            -----------------


                                          Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL AMOUNT d              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 4.1%
  U.S. GOVERNMENT AND AGENCY SECURITIES 2.9%
  UNITED STATES 2.9%
e FFCB, 6/12/08 ...................................................................       70,000,000           $        68,523,490
e FHLB,
     12/03/07 .....................................................................       35,839,000                    35,839,000
     1/24/08 ......................................................................          715,000                       710,636
     1/28/08 ......................................................................        5,000,000                     4,967,140
     2/15/08 ......................................................................       10,000,000                     9,913,970
     2/19/08 ......................................................................        6,040,000                     5,985,229
     3/10/08 ......................................................................       75,000,000                    74,925,075
     3/25/08 ......................................................................       13,500,000                    13,323,501
     3/28/08 ......................................................................       34,246,000                    33,786,385
     4/01/08 ......................................................................      100,000,000                    98,621,700
     4/16/08 ......................................................................      221,000,000                   217,573,174
     4/21/08 ......................................................................       39,330,000                    39,334,995
     5/02/08 ......................................................................       50,000,000                    49,141,200
     5/23/08 ......................................................................      100,000,000                    98,043,500
     7/21/08 ......................................................................      100,000,000                    97,475,000
     8/06/08 ......................................................................       30,000,000                    29,206,500
     8/07/08 ......................................................................      100,000,000                    97,344,300
e FHLMC, 4/07/08 - 7/11/08 ........................................................      140,260,000                   137,261,717
e FNMA, 12/31/07 - 1/04/08 ........................................................        6,735,000                     6,711,094
                                                                                                               --------------------
  TOTAL U.S. GOVERNMENT AND AGENCY
    SECURITIES (COST $1,117,003,019) ..............................................                                  1,118,687,606
                                                                                                               --------------------
  TIME DEPOSITS 1.2%
  IRELAND 1.2%
  Bank of Scotland, Time Deposits,
     4.07%, 12/03/07 ..............................................................      159,165,000 EUR               232,898,191
     4.14%, 12/05/07 ..............................................................       50,000,000 EUR                73,162,502
     4.30%, 1/03/08 ...............................................................       50,000,000 EUR                73,162,502
     4.62%, 1/21/08 ...............................................................       50,000,000 EUR                73,162,502
                                                                                                               --------------------
  TOTAL TIME DEPOSITS
    (COST $454,643,683) ...........................................................                                    452,385,697
                                                                                                               --------------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $1,571,646,702) .........................................................                                  1,571,073,303
                                                                                                               --------------------
  TOTAL INVESTMENTS (COST $31,222,286,325)
    100.0% ........................................................................                                 37,908,759,642
  OTHER ASSETS, LESS LIABILITIES 0.0% f ...........................................                                     17,849,981
                                                                                                               --------------------
  NET ASSETS 100.0% ...............................................................                            $    37,926,609,623
                                                                                                               ====================


6 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CURRENCY ABBREVIATION

EUR   - Euro

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association

a Non-income producing for the twelve months ended November 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2007, the value of this security was $145,933,879, representing 0.38% of net assets.

c SeeNote 4 regarding holdings of 5% voting securities.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e The security is traded on a discount basis with no stated coupon rate.

f Rounds to less than 0.1% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.


2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured


8 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

2. SECURITY VALUATION (CONTINUED)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................   $ 31,238,559,735
                                                    =================

Unrealized appreciation .........................   $  7,892,411,443
Unrealized depreciation .........................     (1,222,211,536)
                                                    -----------------
Net unrealized appreciation (depreciation) ......   $  6,670,199,907
                                                    =================

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended November 30, 2007, were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                          NUMBER OF SHARES                                REALIZED
                             HELD AT BEGINNING    GROSS       GROSS       HELD AT END     VALUE AT END    INVESTMENT    CAPITAL
NAME OF ISSUER                    OF YEAR       ADDITIONS  REDUCTIONS      OF PERIOD        OF PERIOD       INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES

Chico's FAS, Inc. .........      13,897,527     102,473         --        14,000,000     $  158,340,000  $        --  $        --
Eastman Kodak Co. .........      17,000,000          --         --        17,000,000        399,160,000    4,250,000           --
The Interpublic Group
  of Cos. Inc. ............      33,000,000          --         --        33,000,000        313,170,000           --           --
Seagate Technology ........      33,000,000          --         --        33,000,000        851,070,000    3,300,000           --
Tenet Healthcare Corp. ....      35,000,000          --         --        35,000,000        192,850,000           --           --
                                                                                         -----------------------------------------
     TOTAL AFFILIATED SECURITIES (5.05% of Net Assets) ................................  $1,914,590,000  $ 7,550,000  $        --
                                                                                         =========================================


                                          Quarterly Statement of Investments | 9

Templeton Growth Fund, Inc.

5. NEW ACCOUNTING PROUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration

Date  January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/JIMMY D. GAMBILL
  -------------------------------
      Jimmy D. Gambill
      Chief Executive Officer -
      Finance and Administration

Date  January 25, 2008

By  /s/GALEN G. VETTER
  --------------------------------
       Galen G. Vetter
       Chief Financial Officer

Date  January 25, 2008